UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited)
At March 31, 2018

Besides the following listed futures contracts, treasury bills and time deposit of the USCF Commodity Strategy Fund (the “Fund”) and it’s wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2018.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2018:

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Aluminum Futures LA April 2018 contracts	4	$225,594	Apr-18	$(26,519)	(1.0)%
LME Lead Futures LL April 2018 contracts	3	179,775	Apr-18	150	0.0%*
LME Nickel Futures LN April 2018 contracts	5	378,639	Apr-18	19,099	0.7%
LME Nickel Futures LN May 2018 contracts	3	235,887	May-18	3,053	0.1%
LME Tin Futures LT May 2018 contracts	2	194,995	May-18	16,398	0.6%
LME Lead Futures LL July 2018 contracts	3	179,788	Jul-18	(79)	0.0%*
LME Zinc Futures LX August 2018 contracts	2	163,388	Aug-18	131	0.0%*
LME Lead Futures LL August 2018 contracts	3	189,731	Aug-18	(10,012)	(0.4)%
ICE-US Gas Oil Futures QS December 2018 contracts	3	176,000	Dec-18	4,375	0.2%
ICE Brent Crude Oil Futures CO February 2019 contracts	3	189,570	Dec-18	8,250	0.3%
	31	2,113,367		14,846	0.5%
United States Contracts
NYMEX Heating Oil Futures HO June 2018 contracts	3	240,395	May-18	13,999	0.5%
CME Live Cattle Futures LC June 2018 contracts	4	185,680	Jun-18	(21,560)	(0.8)%
COMEX Copper Futures HG July 2018 contracts	3	226,450	Jul-18	2,000	0.1%
COMEX Gold Futures GC August 2018 contracts	1	132,350	Aug-18	980	0.0%*
CBOT Soybean Meal Futures SM October 2018 contracts	5	183,550	Oct-18	4,600	0.2%
NYMEX WTI Crude Oil Futures CL December 2018 contracts	3	183,000	Nov-18	2,730	0.1%
NYMEX RBOB Gasoline Futures RB December 2018 contracts	3	224,238	Nov-18	256	0.0%*
ICE Cocoa Futures CC December 2018 contracts	7	184,670	Dec-18	(3,160)	(0.1)%
	29	1,560,333		(155)	0.0%*
Open Futures Contracts - Short**
Foreign Contracts
LME Lead Futures LL April 2018 contracts	3	(184,075)	Apr-18	4,130	0.2%
LME Nickel Futures LN April 2018 contracts	5	(344,481)	Apr-18	(53,292)	(2.0)%
LME Aluminum Futures LA April 2018 contracts	4	(215,625)	Apr-18	16,524	0.6%
LME Lead Futures LL August 2018 contracts	3	(194,481)	Aug-18	14,745	0.6%
	15	(938,662)		(17,893)	(0.6)%
Total Open Futures Contracts***	75	$2,735,038		$(3,202)	(0.1)%

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited)(Continued)
At March 31, 2018

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
1.19%, 4/05/2018	$150,000	$149,980	5.5%
1.22%, 4/12/2018	100,000	99,963	3.7%
1.23%, 4/19/2018	100,000	99,939	3.7%
1.25%, 4/26/2018	50,000	49,957	1.8%
1.27%, 5/03/2018	50,000	49,944	1.8%
1.32%, 5/10/2018	50,000	49,929	1.8%
1.37%, 5/17/2018	50,000	49,913	1.8%
1.37%, 5/24/2018	150,000	149,700	5.5%
1.43%, 5/31/2018	50,000	49,882	1.8%
1.46%, 6/14/2018	50,000	49,851	1.8%
1.49%, 6/21/2018	50,000	49,834	1.8%
1.50%, 6/28/2018	50,000	49,818	1.8%
1.56%, 7/05/2018	100,000	99,591	3.7%
1.56%, 7/12/2018	100,000	99,561	3.7%
1.47%, 7/19/2018	100,000	99,559	3.7%
1.61%, 7/26/2018	100,000	99,486	3.7%
1.63%, 8/02/2018	100,000	99,447	3.7%
1.71%, 8/09/2018	100,000	99,388	3.7%
1.49%, 8/16/2018	50,000	49,719	1.8%
1.82%, 8/23/2018	150,000	148,920	5.5%
1.82%, 8/30/2018	100,000	99,243	3.7%
1.85%, 9/06/2018	100,000	99,197	3.7%
1.65%, 9/13/2018	100,000	99,251	3.7%
1.92%, 9/20/2018	50,000	49,545	1.8%
1.90%, 9/27/2018	50,000	49,533	1.8%
Total Treasury Obligations		$2,091,150	77.0%

United States - Money Market Funds
Fidelity Investments Money Market Funds - Government Portfolio	200,000	200,000	7.3%
Total Cash Equivalents		$2,291,150	84.3%

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited)(Continued)
At March 31, 2018

	Face Amount	Market Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills:
1.67%, 10/11/2018	$50,000	$49,558	1.8%
1.69%, 11/08/2018	50,000	49,489	1.8%
1.78%, 12/06/2018	100,000	98,786	3.7%
1.76%, 1/03/2019	50,000	49,336	1.8%
Total United States Treasury Obligations (Cost $247,169)		$247,169	9.1%
Total Short-Term Investments (Cost $247,169)		$247,169	9.1%
Total Investments (Cost $2,535,117)(a)		$2,535,117	93.3%
Other Assets in Excess of Liabilities		181,621	6.7%
Total Net Assets		$2,716,738	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by the same number of Futures Contracts in the corresponding long positions and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $383,123 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $2,535,117.

Summary of Investments by Country^
United States	100.1%
United Kingdom	(0.1)%
100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at March 31, 2018, using the fair value hierarchy:

At March 31, 2018	Total	Level 1	Level 2	Level 3
Investments
Cash Equivalents:
United States Treasury Obligations	$2,091,150	$2,091,150	$—	$—
United States - Money Market Funds	200,000	200,000	—	—
Total Cash Equivalents, at value	$2,291,150	$2,291,150	$—	$—
Short-Term Investments:
United States Treasury Obligations	$247,169	$247,169	$—	$—
Total Short-Term Investments, at value	$247,169	$247,169	$—	$—
Exchange-Traded Futures Contracts
Foreign Contracts	$(3,047)	$(3,047)	$—	$—
United States Contracts	(155)	(155)	—	—
Total Exchange-Traded Futures Contracts	$(3,202)	$(3,202)	$—	$—
Total Investments	$2,535,117	$2,535,117	$—	$—

For the nine months ended March 31, 2018, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

USCF MUTUAL FUNDS TRUST

Consolidated Notes to Schedule of Investments – March 31, 2018 (Unaudited)

Summary of Significant Accounting Policies

Basis of Consolidation

The USCF Commodity Strategy Fund’s (the “Fund”) Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 1 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are noted on the Consolidated Schedule of Investments.

As of March 31, 2018, net assets of the Fund and the Subsidiary were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 2,716,738	$ 532,454	19.6%

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF Mutual Funds Trust (the “Trust” or the “Registrant”) Board of Trustees. Investments in money market mutual funds are stated at net asset value (the “NAV”).

The Fund administrator uses the closing prices on the relevant Futures Exchanges of the Applicable Benchmark Component Futures Contracts (determined at the earlier of the close of such exchange or 2:30 p.m. New York time) for the contracts held on the Futures Exchanges, but calculates or determines the value of all other investments of the Fund using market quotations, if available, or other information customarily used to determine the fair value of such investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

The expenses of the Fund, which are directly identifiable to the Fund, are applied directly to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 24, 2018

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: May 24, 2018